Commitments and Contingencies	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 11 COMMITMENTS AND CONTINGENCIES

License Agreements

On October 22, 2013, the Company entered into a patent license agreement with CareFusion, pursuant to which Beyond Air agreed to pay to the third party a non-refundable upfront fee of $150,000 and is obligated to pay 5% royalties of any licensed product net sales, but at least $50,000 per annum through the term of the agreement and the advance is credited against future royalties payments. As of September 30, 2019, the Company did not pay any royalties since the Company did not have any revenues from this license. The term of the agreement extends through the life of applicable patents and may be terminated by either party with 60 days’ prior written notice in the event of a breach of the agreement, and may be terminated unilaterally by CareFusion with 30 days’ prior written notice in the event that we do not meet certain milestones.

In August 2015, BA Ltd entered into an Option Agreement (the “Option Agreement”) with Pulmonox whereby BA Ltd acquired the Option to purchase certain intellectual property assets and rights (the “Option”) on September 7, 2016 for $25,000. On January 13, 2017, the Company exercised the Option and paid $500,000. The Company becomes obligated to make certain one-time development and sales milestone payments to Pulmonox, commencing with the date on which we receive regulatory approval for the commercial sale of the first product candidate qualifying under the agreement. These milestone payments are capped at a total of $87 million across three separate and distinct indications that fall under the agreement, with the majority of them, approximately $83 million, being sales related based on cumulative sales milestones for each of the three products.

On January 31, 2018 the Company entered into an agreement (“Agreement”) with NitricGen, Inc. (“NitricGen”) acquire a global, exclusive, transferable license and associated assets including intellectual property, know-how, trade secrets and confidential information from NitricGen related to LungFit™. The Company acquired the licensing right to use the technology and agreed to pay NitricGen a total of $2,000,000 in future payments based upon achieving certain milestones, as defined in the Agreement, and royalties on sales LungFit™. The Company paid NitricGen $100,000 upon the execution agreement, $100,000 upon achieving the next milestone and issued 100,000 options to purchase the Company’s stock valued at $295,000 upon executing the agreement. The remaining future milestone payments are $1,800,00 of which $1,500,000 in six months after the first approval of LungFit™ by the FDA or EMEA.

Employment Agreements

Certain officer agreements contain a change of control provision for payment of severance arrangements.

Operating Leases

In March 2018, the Company entered into an operating lease for office space in Madison, Wisconsin. The lease commenced in March 2018, with the Company providing a security deposit of $1,728, which is recorded as restricted cash in the unaudited condensed consolidated balance sheets. The lease agreement expires in April 2021, at which point the Company has the option to renew the lease for one additional five-year term. The renewal period was not included the lease term for purposes of determining the lease liability or right-of-use asset.

In May 2018, the Company entered into an operating lease for office space in Garden City, New York. The lease commenced in July 2018, with the Company providing a security deposit of $9,771, which is recorded as restricted cash in the unaudited consolidated balance sheets. The lease agreement expires in June 2023, at which point the Company has the option to renew the lease for one additional three-year term. The renewal period was not included the lease term for purposes of determining the lease liability or right-of-use asset.

The Company has other operating lease agreements with commitments of less than one year or that are not significant. The Company elected the practical expedient option and as such these lease payments are expensed as incurred.

Other Information For The Six Months Ended September 30, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid	$40,799
Right-of-use assets obtained in exchange for new operating lease liabilities:	-
Weighted-average remaining lease term — operating leases	3.5 years
Weighted-average discount rate — operating leases	8.3%

Maturity of Lease Liabilities	Six months ended September 30,
Operating Leases
Remainder of 2020	$65,092
2021	58,741
2022	64,826
2023	64,693
2024	15,868
Total lease payments	269,220
Less: interest	(35,123)
Present value of lease liabilities	$234,097

Litigation Contingencies

On March 16, 2018, Empery Asset Master, Ltd., Empery Tax Efficient, LP and Empery Tax Efficient II, LP, (collectively, “Empery”), filed a complaint in the Supreme Court of the State of New York, relating to the notice of adjustment of both the exercise price of and the number of warrant shares issuable under warrants issued to Empery in January 2017. The Empery Suit alleges that, as a result of certain circumstances in connection with the February 2018 Offering, the January 2017 Warrants issued to Empery provide for adjustments to both the exercise price of the warrants and the number of warrant shares issuable upon such exercise. Empery seeks monetary damages and declaratory relief under theories of breach of contract or contract reformation predicated on mutual mistake. The Company continues to vigorously defend all claims. The Company believes they met the contractual requirements of the contract and properly adjusted the applicable warrants in accordance with the protection features.

Discovery remains ongoing in the litigation and it is not possible to determine or assess the probability of any particular outcome.

NOTE 12 COMMITMENTS AND CONTINGENCIES

On October 22, 2013, The Company entered into a patent license agreement with a third party, pursuant to which AIT agreed to pay to the third party a non-refundable upfront fee of $150,000 and is obligated to pay 5% royalties of any licensed product net sales, but at least $50,000 per annum through the term of the agreement and the advance is credited against future royalties payments. As of March 31, 2019, the Company did not pay any royalties since the Company did not have any revenues from this license. The term of the agreement extends through the life of applicable patents and may be terminated by either party with 60 days’ prior written notice in the event of a breach of the agreement, and may be terminated unilaterally by CareFusion with 30 days’ prior written notice in the event that we do not meet certain milestones.

In August 2015, AIT entered into an Option Agreement (the “Option Agreement”) with a third party whereby AIT acquired the Option to purchase certain intellectual property assets and rights (the “Option”) on September 7, 2016 for $25,000. On January 13, 2017, the Company exercised the Option and paid $500,000. The Company became obligated to make certain one-time development and sales milestone payments to Pulmonox, commencing with the date on which we receive regulatory approval for the commercial sale of the first product candidate qualifying under the agreement. These milestone payments are capped at a total of $87 million across three separate and distinct indications that fall under the agreement, with the majority of them, approximately $83 million, being sales related based on cumulative sales milestones for each of the three products.AIT issued to the third party a warrant (the “Third Party Warrant”) to purchase up to 178,570 ordinary shares of AIT at an exercise price of $4.80 for each share. This warrant was exchanged for a warrant to acquire the same number of shares of the Company’s common stock upon consummation of the merger. The shares exchange was at 1:1 ratio. The Company recorded stock-based compensation expense of $479,700 to research and development based upon the fair value using the Black-Scholes option pricing model. On May 10, 2018, the Company issued to the third-party additional warrants to purchase up to 29,763 shares of the Company at an exercise price of $4.80 per share for each share of common stock. The Company recorded stock-based compensation expense of $55,900 to research and development based upon the fair value using the Black-Scholes option pricing model. The warrants expire in January 2024.

On January 31, 2018 the Company entered into an agreement (“Agreement”) with NitricGen, Inc. (“NitricGen”) acquire a global, exclusive, transferable license and associated assets including intellectual property, know-how, trade secrets and confidential information from NitricGen related to NO delivery systems (“Delivery System”). The Company acquired the licensing right to use the technology and agreed to pay NitricGen a total of $2,000,000 in future payments based upon achieving certain milestones, as defined in the Agreement, and royalties on sales of the Delivery System. The Company paid NitricGen $100,000 upon the execution agreement, $100,000 upon achieving the next milestone and has an obligation to issue 100,000 options to purchase the Company’s stock upon executing the agreement. The remaining future milestone payments are $1,800,00 of which $1,500,000 in six months after the first approval of the eNOGenorator by the FDA or EMEA. The term of the options is five year and has an exercise price of $6.90 per share. The Company issued 100,000 options to purchase common stock. The Company recorded stock-based compensation of $295,000 which was the fair market value of the options Black-Scholes option pricing model. The Company used a volatility rate of 79.9%, risk-free interest rate of 2.5%, an expected term of five years and a dividend rate of 0%. The Company recorded the milestone payments and the fair market value of the options as a licensing right to use the technology which is an intangible asset, aggregating $495,000. The Company reversed a prior period expense of $200,000 and recorded a licensing right to use asset related to acquired technology. This adjustment was due to the Company’s re-assessment of the acquired technology and the conclusion that it has alternative future uses.

The Company entered into two office lease agreements, which expire on April 2021 and June 2023. Future minimum commitments for each of the fiscal years ending March 31, are as follows:

Year Ended March 31,	Operating Leases
2020	$129,100
2021	90,100
2022	65,400
2023	64,700
2024	16,300

Total	$365,600

Rent expense for the year ended March 31, 2019, for the three months ended March 31, 2018 and for the year ended December 31, 2018 was $115,276, $25,059 and $73,013, respectively.

Litigation Contingencies

On March 16, 2018, Empery Asset Master, Ltd., Empery Tax Efficient, LP and Empery Tax Efficient II, LP, (collectively, “Empery”), filed a complaint in the Supreme Court of the State of New York, relating to the notice of adjustment of both the exercise price of and the number of warrant shares issuable under warrants issued to Empery in January 2017. The Empery Suit alleges that, as a result of certain circumstances in connection with the February 2018 Offering, the January 2017 Warrants issued to Empery provide for adjustments to both the exercise price of the warrants and the number of warrant shares issuable upon such exercise. Empery seeks monetary damages and declaratory relief under theories of breach of contract or contract reformation predicated on mutual mistake. The Company intends to vigorously defend all claims. The Company believes they met the contractual requirements of the contract and properly adjusted the applicable warrants in accordance with the protection features.

Given the early stage of the litigation, it is not possible to determine or assess the probability of any particular outcome.

In connection with the Licensing agreement signed with Circassia Pharmaceuticals plc, the Company is obligated to pay an investment banker, $250,000, if a future milestone is reached. The Company has accrued this obligation since it is probable that the event will occur.

Certain officer agreements contain a change of control provision for payment of severance arrangements.